Prohibited Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 009
Employee Benefit Plan, Prohibited Transactions [Line Items]
Employee benefit plan, payroll contributions remitted outside 15-day requirement	$ 236